Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Edgar Lomax Value Fund
Class Name	Investor Class
Trading Symbol	LOMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Edgar Lomax Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.edgarlomax.com/documents. You can also request this information by contacting us at 1-866-205-0524.
Additional Information Phone Number	1-866-205-0524
Additional Information Website	https://www.edgarlomax.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Edgar Lomax Value Fund	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund gained 26.3% while the S&P 500 and S&P 500 Value Indexes returned 38.0% and 31.7%, respectively. The Fund invests all of its assets in Domestic Large-cap Value stocks. Below you will find a description of some of the factors that drove the performance of the benchmarks and the Fund.
WHAT FACTORS INFLUENCED PERFORMANCE
During the 12 months ended October 31, many investors reached the conclusion early on that the Federal Reserve was about to begin cutting interest rates meaningfully, and the Fed obliged them in September with a jumbo cut in the federal funds rate of 0.5% as large-cap investors continued to favor growthier names even within “value” universes. For an illustration of this phenomenon, please see the discussion under “PERFORMANCE” below.
POSITIONING
We are proud of our “traditional value” focus on finding businesses—as opposed to stocks—that have performed well (i.e., consistently earned satisfactory profits) over extended periods, and whose stock prices are cheap simply because others have overlooked them in favor of the latest “hot” issues. Thus, we are very comfortable with your portfolio’s potential for future outperformance (with less downside risk), as evidenced by its dividend yield of 3.2% versus S&P 500 and S&P Value respective yields of 1.3% and 2.2%.
The market’s periodic focus on varying investment styles in any given month or quarter does not change the solid fundamental foundation upon which the Fund’s portfolio was built. For example, the Fund’s holdings have relatively-stable earnings, modest debt levels and above-average dividend yields (with long histories of dividend payments), which we believe should benefit the Fund over the long term—particularly during the inevitable future recession, when defensive attributes become essential.

Top Contributors
↑	International Business Machines Corp., Goldman Sachs Group, Inc., Bank of New York Mellon Corp.

Top Detractors
↓	ConocoPhillips, CVS Health Corp., Walgreens Boots Alliance, Inc.
PERFORMANCE
For much of the last fiscal year, investors continued to pursue what has become known as the “risk on” trade, buying the “Magnificent 7” in a frenzy. For an illustration of this during the year, we can look at the quarter ended July 31, where we saw how the market’s narrow focus on a few mega-cap “growth” companies mostly continued and, generally, pulled “value” stocks with growthier features along with them. For example: the quarterly return for the S&P 500 Index was 10.1%, but the Magnificent 7 [Microsoft, Apple, Nvidia, Alphabet (Google), Amazon, Meta Platforms (Facebook) and Tesla] pushed the index up 5.1% with the other 493 stocks (also known as the “S&P 493”) only contributing the remaining 5.0%. Meanwhile, the S&P 500 Value subindex rose 7.2% while the lower price-to-earnings more value-leaning stocks were up
6.2% as a group. In this environment, the Fund’s portfolio gained 6.4% during the quarter. This narrow group of “growth” stocks drove the performance of the S&P 500 Index during year ended October 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Edgar Lomax Value Fund	26.30	8.17	8.50
S&P 500 TR	38.02	15.27	13.00
S&P 500 Value (TR)	31.70	12.34	10.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.edgarlomax.com/documents for more recent performance information. Visit https://www.edgarlomax.com/documents for more recent performance information.
Net Assets	$ 96,394,956
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 52,448
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$96,394,956
Number of Holdings	58
Net Advisory Fee	$52,448
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
FedEx Corp.	4.9%
Verizon Communications, Inc.	4.6%
International Business Machines Corp.	4.5%
Cisco Systems, Inc.	3.8%
Exxon Mobil Corp.	3.6%
Coca-Cola Co.	3.5%
Chevron Corp.	3.3%
CVS Health Corp.	3.2%
Invesco STIT-Treasury Portfolio - Institutional Class	3.0%
Bank of New York Mellon Corp.	2.9%

Top Sectors	(% of net assets)
Manufacturing	44.9%
Finance and Insurance	18.6%
Retail Trade	8.0%
Utilities	6.6%
Information	6.2%
Transportation and Warehousing	5.4%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	2.4%
Cash & Other	3.0%

Updated Prospectus Web Address	https://www.edgarlomax.com/documents